Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
NET REVENUE	$ 1,099,455	$ 2,256,806	$ 2,597,266	$ 4,639,642	$ 8,537,676	$ 4,858,976
COST OF GOODS SOLD	983,996	1,756,355	2,088,190	3,619,313	7,172,376	4,005,863
GROSS PROFIT	115,459	500,451	509,076	1,020,329	1,365,300	853,113
GENERAL AND ADMINISTRATIVE EXPENSES	698,126	1,774,704	1,483,328	4,761,293	4,405,503	3,163,007
SHARES ISSUED FOR SERVICES RENDERED	0	0	0	0	2,721,600	1,469,184
STOCK OPTIONS EXPENSE	0	0	0	0	724,267	148,633
WARRANT EXPENSE	0	0	0	0	0	7,015,000
OPERATING LOSS	(582,667)	(1,274,253)	(974,252)	(3,740,964)	(6,486,070)	(10,942,711)
OTHER INCOME (EXPENSE):
Change in fair value of derivatives	1,457,139	21,196,752	48,894	(13,310,855)	(16,252,823)	(3,701,078)
Loss on extinguishment of debt	0	0	0	0	0	(960,750)
Interest expense, net	(177,499)	(690,286)	(361,553)	(35,189,917)	(64,073,997)	(5,275,749)
Realized gain on sale of investment	0	0	0	0	186,791	0
Other Income	0	0	0	0	0	42,269
Impairment of goodwill	0	0	0	0	0	(279,515)
Impairment of intangible assets	0	0	0	0	0	(262,604)
Loss on class action lawsuit settlements	(2,081,250)	0	(2,081,250)	0	0	0
Total other income (expense)	(801,610)	20,506,466	(2,393,909)	(48,500,772)	(80,140,029)	(10,437,427)
INCOME (LOSS) BEFORE INCOME TAXES	(1,384,277)	19,232,213	(3,368,161)	(52,241,736)	(86,626,099)	(21,380,138)
Income taxes - current benefit	0	0	0	0	0	0
NET INCOME (LOSS)	$ (1,384,277)	$ 19,232,213	$ (3,368,161)	$ (52,241,736)	$ (86,626,099)	$ (21,380,138)
Basic and diluted (loss) per share	$ (0.00)	$ 0.02	$ (0.00)	$ 0.07	$ (0.10)	$ (0.04)
Weighted average shares of common stock outstanding- basic and diluted	880,624,989	815,774,163	879,987,919	795,525,268	834,503,868	593,034,653